Financial instruments - fair values and risk management - Reconciliation from the opening balances to the closing balances for Level 3 fair values (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Reconciliation from the opening balances to the closing balances for Level 3 fair values, assets
Balance at beginning	€ 1,389,061
Balance at ending	2,247,350	€ 1,389,061
Reconciliation from the opening balances to the closing balances for Level 3 fair values, liabilities
Balance at beginning	631,632
Balance at ending	1,374,513	631,632
Contingent consideration | Level 3
Reconciliation from the opening balances to the closing balances for Level 3 fair values, assets
Net change in fair value - unrealized (included in Finance cost / income)	(657)
Reconciliation from the opening balances to the closing balances for Level 3 fair values, liabilities
Balance at beginning	23,201	8,436
Additions	1,400	18,800
Payments	8,575	5,585
Net change in fair value - unrealized (included in Finance cost / income)		1,550
Balance at ending	15,369	23,201
Equity investment | Level 3
Reconciliation from the opening balances to the closing balances for Level 3 fair values, assets
Balance at beginning	2,820	2,605
Additions	3,716
Net change in fair value - unrealized (included in OCI)	(190)	215
Balance at ending	€ 6,346	€ 2,820